Long Term Investments - Schedule of Long Term Investments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended		0 Months Ended		12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2014 Boost Caring and North Star [Member]	May 31, 2014 Talent Boom Group Ltd [Member]	May 31, 2014 Dajie.com Ltd [Member]	May 31, 2014 MaxEn [Member]	May 31, 2014 Alo7.com Ltd [Member]	Mar. 31, 2014 Alo7.com Ltd [Member]	May 31, 2014 Tarena [Member]	Mar. 31, 2014 Tarena [Member]	Mar. 05, 2012 Alo7.com [Member]	Jul. 01, 2012 Alo7.com [Member]	May 31, 2014 Held-to-maturity investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity share in subscription agreement					20.00%	5.00%
Investment in subscription agreement						$ 2,000						$ 1,000
Cash consideration for long term investment in MaxEn		6,500
Investment in self-developed technologies							2,780		2,576		13,500
Book value of investment in MaxEn							0
Equity ownership interest							65.00%	8.80%	5.90%		2.96%
Percentage of equity interest sold				100.00%
Cash consideration				1,924
Noncontrolling interest, equity ownership percentage													3.40%
Unrealized holding gains (loss)								631		(45)
Long-term debt maturity period														1 year
Interest income	$ 44,880	$ 30,121	$ 25,488											$ 1,404